                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2111
                                   ------------


                       RIVERSOURCE LARGE CAP SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:    10/31
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                       RIVERSOURCE DISCIPLINED EQUITY FUND
                                AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.7%)

ISSUER                                                 SHARES           VALUE(a)
AEROSPACE & DEFENSE (3.0%)
Boeing                                                287,966       $ 22,996,965
Lockheed Martin                                       109,106          9,484,585
United Technologies                                   479,944         31,541,919
                                                                    ------------
Total                                                                 64,023,469
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
FedEx                                                 149,481         17,121,554
--------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Cooper Tire & Rubber                                  134,474(e)       1,442,906
Johnson Controls                                      103,337          8,426,099
                                                                    ------------
Total                                                                  9,869,005
--------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
Ford Motor                                            949,756          7,863,980
General Motors                                        300,180(e)      10,482,285
Harley-Davidson                                       107,706          7,391,863
                                                                    ------------
Total                                                                 25,738,128
--------------------------------------------------------------------------------

BEVERAGES (2.4%)
Anheuser-Busch Companies                              186,355          8,836,954
Coca-Cola                                             601,206         28,088,344
Coca-Cola Enterprises                                  63,000          1,261,890
Pepsi Bottling Group                                   39,400          1,245,828
PepsiCo                                               175,615         11,141,016
                                                                    ------------
Total                                                                 50,574,032
--------------------------------------------------------------------------------

BIOTECHNOLOGY (0.4%)
Gilead Sciences                                       109,838(b)       7,567,838
--------------------------------------------------------------------------------

CAPITAL MARKETS (4.6%)
Bear Stearns Companies                                 57,188          8,655,404
E*TRADE Financial                                     106,057(b)       2,469,007
Goldman Sachs Group                                    50,955          9,670,749
Janus Capital Group                                    74,113          1,488,189
Lehman Brothers Holdings                              328,565         25,575,500
Merrill Lynch & Co                                    426,443         37,279,648
Morgan Stanley                                        133,031         10,167,559
T Rowe Price Group                                     52,172          2,468,257
                                                                    ------------
Total                                                                 97,774,313
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
CHEMICALS (0.8%)
Air Products & Chemicals                               55,408       $  3,860,275
Ashland                                                 8,000            472,800
Dow Chemical                                           80,450          3,281,556
Eastman Chemical                                       21,200          1,291,504
Monsanto                                              114,036          5,042,672
PPG Inds                                               17,500          1,197,000
Sigma-Aldrich                                          29,836          2,240,982
                                                                    ------------
Total                                                                 17,386,789
--------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
AmSouth Bancorporation                                 24,300            734,346
Comerica                                               80,681          4,694,827
Fifth Third Bancorp                                    10,200            406,470
First Horizon Natl                                     64,839          2,549,469
Huntington Bancshares                                  41,800          1,020,338
KeyCorp                                                80,436          2,987,393
Natl City                                             266,234(e)       9,917,217
PNC Financial  Services Group                         118,696          8,312,281
US Bancorp                                            128,076          4,334,092
Wachovia                                                    1                 54
                                                                    ------------
Total                                                                 34,956,487
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Monster Worldwide                                      58,405(b)       2,365,987
Waste Management                                      334,270         12,528,439
                                                                    ------------
Total                                                                 14,894,426
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
ADC Telecommunications                                103,541(b)       1,481,672
JDS Uniphase                                           64,247(b)         933,502
Motorola                                              143,276          3,303,945
QUALCOMM                                              238,880          8,692,842
Tellabs                                               315,628(b)       3,326,719
                                                                    ------------
Total                                                                 17,738,680
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Apple Computer                                        192,145(b)      15,579,117
Lexmark Intl Cl A                                      63,242(b)       4,021,559
Network Appliance                                     232,374(b)       8,481,651
Sun Microsystems                                      419,773(b)       2,279,367
                                                                    ------------
Total                                                                 30,361,694
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                  45,564       $  3,573,585
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Pactiv                                                 34,800(b)       1,073,232
--------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                          81,078          3,690,671
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                      13,400(b)         495,264
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.2%)
CIT Group                                             120,412          6,267,445
Citigroup                                             977,792         49,046,047
iShares MSCI EAFE Index Fun d                         510,260         35,825,355
JPMorgan Chase & Co                                   781,226         37,061,361
Moody's                                                58,814          3,899,368
                                                                    ------------
Total                                                                132,099,576
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.7%)
AT&T                                                1,289,438         44,163,252
BellSouth                                           1,020,036         46,003,624
Qwest Communications Int                             l372,093(b)       3,211,163
Verizon Communications                              1,309,736         48,460,231
                                                                    ------------
Total                                                                141,838,270
--------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.3%)
American Electric Power                               112,566          4,663,609
Entergy                                                25,120          2,156,050
                                                                    ------------
Total                                                                  6,819,659
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                       45,489          4,068,991
Rockwell Automation                                    87,387          5,417,994
                                                                    ------------
Total                                                                  9,486,985
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (--%)
Tektronix                                              21,900            665,103
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
1  RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
ENERGY EQUIPMENT & SERVICES (1.1%)
Schlumberger                                          303,337       $ 19,134,498
Transocean                                             19,560(b)       1,418,882
Weatherford Intl                                       85,939(b)       3,530,374
                                                                    ------------
Total                                                                 24,083,754
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
CVS                                                    99,031          3,107,593
Kroger                                                421,369(g)       9,476,589
Safeway                                               318,606          9,354,272
Wal-Mart Stores                                       717,641         35,365,348
                                                                    ------------
Total                                                                 57,303,802
--------------------------------------------------------------------------------

FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland                                415,041         15,979,078
Campbell Soup                                          99,344          3,713,479
Kellogg                                                73,600          3,702,816
Sara Lee                                              375,839          6,426,847
Tyson Foods Cl A                                      138,600          2,002,770
WM Wrigley Jr                                           8,183            425,107
                                                                    ------------
Total                                                                 32,250,097
--------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Nicor                                                  46,395          2,132,314
Peoples Energy                                         32,000          1,398,080
                                                                    ------------
Total                                                                  3,530,394
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Becton Dickinson & Co                                  44,419          3,110,663
Biomet                                                 76,069          2,878,451
Medtronic                                             219,814         10,700,545
St. Jude Medical                                      158,400(b)       5,441,040
                                                                    ------------
Total                                                                 22,130,699
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
AmerisourceBergen                                      52,258          2,466,578
Cardinal Health                                        85,343          5,585,699
CIGNA                                                  66,967          7,833,799
Health Management Associates Cl A                      67,300          1,325,810
Quest Diagnostics                                      38,786          1,929,216
Tenet Healthcare                                      261,345(b)       1,845,096
                                                                    ------------
Total                                                                 20,986,198
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.7%)
Darden Restaurants                                     50,646          2,122,067
Hilton Hotels                                         185,773          5,372,555
Intl Game Technology                                  211,357          8,984,786
Marriott Intl Cl A                                     95,852          4,003,738
Starbucks                                             278,976(b)      10,531,345
Starwood Hotels &  Resorts Worldwide                   53,693          3,207,620
Tim Hortons                                                --(c)              13
Wendy's Intl                                           53,279          1,843,453
                                                                    ------------
Total                                                                 36,065,577
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
HOUSEHOLD DURABLES (1.3%)

Centex                                                 82,847       $  4,332,898
DR Horton                                             218,489          5,119,197
KB HOME                                                33,431          1,502,389
Lennar Cl A                                           110,123          5,228,640
Pulte Homes                                           188,605          5,844,870
Stanley Works                                          28,742          1,369,556
Whirlpool                                              43,126          3,748,943
                                                                    ------------
Total                                                                 27,146,493
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.6%)
Kimberly-Clark                                        190,099         12,645,385
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
3M                                                    289,373         22,814,167
Textron                                                62,464          5,679,852
                                                                    ------------
Total                                                                 28,494,019
--------------------------------------------------------------------------------

INSURANCE (2.8%)
Allstate                                              177,893         10,915,515
Ambac Financial Group                                  60,196          5,025,764
Chubb                                                  34,748          1,846,856
Cincinnati Financial                                   28,900          1,319,285
Genworth Financial Cl A                               120,634          4,034,001
Lincoln Natl                                           86,117          5,452,067
Marsh & McLennan Companies                            194,762          5,733,793
MBIA                                                   75,996          4,713,272
MetLife                                               189,716         10,838,475
Torchmark                                              47,851          2,951,450
UnumProvident                                         313,431          6,199,665
                                                                    ------------
Total                                                                 59,030,143
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
Google Cl A                                            65,426(b)      31,168,292
--------------------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer  Services Cl A                     19,858(b)       1,062,006
Convergys                                             120,400(b)       2,553,684
Electronic Data Systems                               321,174          8,135,338
Paychex                                                98,702          3,896,755
Sabre Holdings Cl A                                    59,444          1,511,066
Unisys                                                153,647(b)       1,004,851
                                                                    ------------
Total                                                                 18,163,700
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Brunswick                                              50,000          1,575,000
Eastman Kodak                                         205,970(e)       5,025,668
Mattel                                                231,076          5,229,250
                                                                    ------------
Total                                                                 11,829,918
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Fisher Scientific Intl                                 30,311(b)       2,595,228
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
MACHINERY (2.3%)
Caterpillar                                           334,154       $ 20,286,489
Cummins                                                29,804          3,784,512
Deere & Co                                             86,569          7,369,619
Eaton                                                  65,117          4,716,424
Illinois Tool Works                                    40,630          1,947,396
Ingersoll-Rand Cl A                                   119,294(c)       4,379,283
Navistar Intl                                          54,900(b)       1,522,377
PACCAR                                                 91,175          5,398,472
                                                                    ------------
Total                                                                 49,404,572
--------------------------------------------------------------------------------

MEDIA (2.7%)
CBS Cl B                                              244,280          7,069,463
Comcast Cl A                                          506,694(b)      20,607,245
Gannett                                               131,687          7,787,969
Interpublic Group of Companies                        108,200(b)       1,180,462
New York Times Cl A                                    70,860(e)       1,712,686
News Corp Cl A                                        843,386         17,584,598
Univision Communications Cl A                          58,092(b)       2,036,706
                                                                    ------------
Total                                                                 57,979,129
--------------------------------------------------------------------------------

METALS & MINING (2.4%)
Alcoa                                                 424,819         12,281,517
Allegheny Technologies                                 41,989          3,305,794
Freeport-McMoRan Copper & Gold Cl B                   119,238          7,211,514
Newmont Mining                                         50,367          2,280,114
Nucor                                                 188,768         11,025,939
Phelps Dodge                                          131,801         13,230,185
United States Steel                                    26,643          1,801,067
                                                                    ------------
Total                                                                 51,136,130
--------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Dollar General                                        151,012          2,118,698
Family Dollar Stores                                  125,366          3,692,029
Federated Department Stores                            65,530          2,877,422
JC Penney                                              58,043          4,366,575
Kohl's                                                118,168(b)       8,342,661
Sears Holdings                                         55,598(b)       9,700,183
                                                                    ------------
Total                                                                 31,097,568
--------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
CenterPoint Energy                                    210,603          3,260,134
CMS Energy                                             57,088(b)         850,040
PG&E                                                  133,580          5,762,642
Sempra Energy                                          35,402          1,877,722
TECO Energy                                            40,396            666,130
                                                                    ------------
Total                                                                 12,416,668
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.9%)
Anadarko Petroleum                                     57,994          2,692,081
Apache                                                132,448          8,651,503
Chevron                                             1,103,817         74,176,502
ConocoPhillips                                        602,607         36,301,046
Exxon Mobil                                         1,478,954        105,626,895
Hess                                                   17,763            753,151
Marathon Oil                                           18,109          1,564,618
Occidental Petroleum                                   25,568          1,200,162
                                                                    ------------
Total                                                                230,965,958
--------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
PAPER & FOREST PRODUCTS (0.1%)
Intl Paper                                             60,600       $  2,021,010
--------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Alberto-Culver                                         41,634          2,115,424
Avon Products                                         106,854          3,249,430
                                                                    ------------
Total                                                                  5,364,854
--------------------------------------------------------------------------------

PHARMACEUTICALS (11.3%)
Abbott Laboratories                                   551,435         26,198,677
Bristol-Myers Squibb                                  726,024         17,969,094
Forest Laboratories                                    41,862(b)       2,048,726
Johnson & Johnson                                   1,173,043         79,063,098
King Pharmaceuticals                                  212,443(b)       3,554,171
Merck & Co                                          1,820,542         82,689,017
Mylan Laboratories                                     23,300            477,650
Pfizer                                                903,047         24,066,203
Schering-Plough                                       118,547          2,624,631
                                                                    ------------
Total                                                                238,691,267
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Boston Properties                                      27,708          2,960,046
Equity Office Properties Trust                         84,879          3,607,357
                                                                    ------------
Total                                                                  6,567,403
--------------------------------------------------------------------------------

ROAD & RAIL (1.9%)
Avis Budget Group                                      13,026            257,789
Burlington Northern Santa Fe                          132,541         10,275,904
CSX                                                   277,360          9,893,431
Norfolk Southern                                      152,693          8,027,071
Ryder System                                           36,600          1,926,990
Union Pacific                                          99,386          9,007,353
                                                                    ------------
Total                                                                 39,388,538
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
Advanced Micro Devices                                187,154(b)       3,980,766
Intel                                                 428,480          9,143,762
Micron Technology                                     450,347(b)       6,507,514
NVIDIA                                                194,519(b)       6,782,878
                                                                    ------------
Total                                                                 26,414,920
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
SOFTWARE (3.2%)
Autodesk                                               51,339(b)    $  1,886,708
Citrix Systems                                        101,198(b)       2,988,377
Intuit                                                 83,692(b)       2,954,328
Microsoft                                           1,182,172         33,940,157
Novell                                                267,064(b)       1,602,384
Oracle                                              1,389,514(b)      25,664,324
                                                                    ------------
Total                                                                 69,036,278
--------------------------------------------------------------------------------

SPECIALTY RETAIL (3.5%)
AutoNation                                             46,675(b)         935,834
AutoZone                                               19,100(b)       2,139,200
Bed Bath & Beyond                                      42,853(b)       1,726,547
Best Buy                                               88,223          4,874,321
Circuit City Stores                                   114,482          3,088,724
Gap                                                    46,100            969,022
Home Depot                                          1,207,701         45,083,478
Lowe's Companies                                      178,549          5,381,467
Office Depot                                          177,146(b)       7,438,361
OfficeMax                                              45,278          2,154,327
RadioShack                                             76,600          1,366,544
                                                                    ------------
Total                                                                 75,157,825
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Coach                                                  79,115(b)       3,136,119
Hanesbrands                                                --(b)               3
Jones Apparel Group                                    45,056          1,504,870
Liz Claiborne                                          54,222          2,286,542
Nike Cl B                                              77,946          7,161,678
VF                                                     42,284          3,214,007
                                                                    ------------
Total                                                                 17,303,219
--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                                 SHARES           VALUE(a)
THRIFTS & MORTGAGE FINANCE (4.7%)
Countrywide Financia                                  l73,675     $    2,808,491
Fannie Mae                                            864,002         51,200,759
Freddie Mac                                           370,677         25,573,006
MGIC Investment                                        83,228          4,890,477
Washington Mutual                                     371,876         15,730,355
                                                                  --------------
Total                                                                100,203,088
--------------------------------------------------------------------------------

TOBACCO (0.4%)
Reynolds American                                     106,012          6,695,718
UST                                                    42,237          2,262,214
                                                                  --------------
Total                                                                  8,957,932
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
WW Grainger                                            26,000          1,892,280
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,911,180,746)                                            $2,099,171,098
--------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)(f)

                                                       SHARES           VALUE(a)
RiverSource Short-Term Cash Fund                   41,102,811(d)     $41,102,811
--------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $41,102,811)                                                  $41,102,811
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,952,283,557)(h)                                         $2,140,273,909
================================================================================

See accompanying notes to investments in securities.



------------------------------------------------------------------------------
3  RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 0.2% of net assets.

(d) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e)   At Oct. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 0.8% of net assets. 1.1% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                                 CONTRACTS
      --------------------------------------------------------------------------

      PURCHASE CONTRACTS
      S&P 500 Index, Dec. 2006                                                62

(h) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,952,284,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 226,638,000

      Unrealized depreciation                                       (38,648,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 187,990,000
      --------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(i) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(ii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                           S-6263-80 F (12/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                           RIVERSOURCE GROWTH FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.2%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (1.8%)
Boeing                               460,340                $36,762,752
Honeywell Intl                       433,383                 18,254,092
Lockheed Martin                       89,507                  7,780,844
                                                           ------------
Total                                                        62,797,688
-----------------------------------------------------------------------

BEVERAGES (2.0%)
Coca-Cola                            347,444                 16,232,584
PepsiCo                              820,358                 52,043,511
                                                           ------------
Total                                                        68,276,095
-----------------------------------------------------------------------

BIOTECHNOLOGY (5.1%)
Amgen                                855,676(b)              64,954,365
Biogen Idec                          761,179(b)              36,232,120
Genentech                            921,173(b,d)            76,733,711
                                                           ------------
Total                                                       177,920,196
-----------------------------------------------------------------------

CAPITAL MARKETS (0.5%)
KKR Private Equity
  Investors LP Unit                  738,478(b)              16,061,897
-----------------------------------------------------------------------

COMMERCIAL BANKS (--%)
Industrial and Commercial Bank
  of China Series H                1,871,000(b,c)               837,255
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.3%)
3Com                               1,592,616(b)               7,740,114
Cisco Systems                      4,933,847(b)             119,053,729
Lucent Technologies                9,905,684(b)              24,070,812
Motorola                           1,312,253                 30,260,554
QUALCOMM                             140,755                  5,122,074
                                                           ------------
Total                                                       186,247,283
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.1%)
Apple Computer                           984(b)                  79,783
Dell                                 332,780(b)               8,096,537
EMC                                  110,352(b)               1,351,812
Hewlett-Packard                      704,171                 27,279,585
                                                           ------------
Total                                                        36,807,717
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T                                 212,473                  7,277,200
BellSouth                            230,954                 10,416,025
Chunghwa Telecom ADR                  72,740(c)               1,330,415
Embarq                               948,961                 45,882,263

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
France Telecom                       292,670(c)              $7,602,032
Qwest Communications Intl            414,950(b)               3,581,019
Verizon Communications               376,987                 13,948,519
Windstream                         1,504,419                 20,640,629
                                                           ------------
Total                                                       110,678,102
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Safeway                            1,018,345                 29,898,609
Wal-Mart Stores                      169,308                  8,343,498
                                                           ------------
Total                                                        38,242,107
-----------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
General Mills                        134,676                  7,652,290
Kellogg                              669,347                 33,674,848
                                                           ------------
Total                                                        41,327,138
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Boston Scientific                  4,617,558(b)              73,465,348
Medtronic                            334,213                 16,269,489
                                                           ------------
Total                                                        89,734,837
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.7%)
Cardinal Health                      759,322                 49,697,625
CIGNA                                 37,145                  4,345,222
HCA                                1,027,968                 51,932,943
HealthSouth                          287,434(b)               6,970,265
UnitedHealth Group                 1,055,622                 51,493,241
                                                           ------------
Total                                                       164,439,296
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (4.1%)
Colgate-Palmolive                    708,252                 45,306,880
Procter & Gamble                   1,198,085                 75,946,609
Spectrum Brands                    2,101,127(b)              20,422,954
                                                           ------------
Total                                                       141,676,443
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric                   1,885,572                 66,202,433
-----------------------------------------------------------------------

INSURANCE (2.7%)
ACE                                  360,351(c)              20,630,095
American Intl Group                  951,708                 63,926,226
Prudential Financial                 137,312                 10,563,412
                                                           ------------
Total                                                        95,119,733
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INTERNET SOFTWARE & SERVICES (4.3%)
Baidu.com ADR                         40,961(b,c)            $3,575,076
eBay                                 124,927(b)               4,013,905
Google Cl A                          270,008(b,g)           128,629,111
Yahoo!                               507,841(b)              13,376,532
                                                           ------------
Total                                                       149,594,624
-----------------------------------------------------------------------

IT SERVICES (1.6%)
BearingPoint                       1,473,253(b)              12,272,197
Electronic Data Systems              860,211                 21,789,145
First Data                           945,046                 22,917,366
                                                           ------------
Total                                                        56,978,708
-----------------------------------------------------------------------

MACHINERY (0.2%)
Flowserve                            159,110(b)               8,432,830
-----------------------------------------------------------------------

MEDIA (12.9%)
Cablevision Systems Cl A             379,907                 10,557,616
Comcast Cl A                       1,047,500(b,d)            42,601,825
Liberty Global Cl A                1,662,451(b)              43,622,714
Liberty Global Series C              674,505(b)              17,152,662
News Corp Cl A                     1,067,043                 22,247,847
NTL                               10,346,262                279,659,461
Viacom Cl B                          258,837(b)              10,073,936
Vivendi                              632,519(c)              23,954,007
WorldSpace Cl A                      419,274(b,d)             1,408,761
                                                           ------------
Total                                                       451,278,829
-----------------------------------------------------------------------

METALS & MINING (1.0%)
Coeur d'Alene Mines                4,180,885(b)              20,486,336
Newmont Mining                       315,737                 14,293,414
                                                           ------------
Total                                                        34,779,750
-----------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Federated Department
  Stores                              70,749                  3,106,589
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.6%)
Chevron                              144,847                  9,733,718
ConocoPhillips                       139,108                  8,379,866
Exxon Mobil                        1,243,096                 88,781,917
Kinder Morgan Management LLC              --(b)                      14
Total                                267,595(c)              18,119,676
                                                           ------------
Total                                                       125,015,191
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PHARMACEUTICALS (9.3%)
AstraZeneca                          758,512(c)             $44,823,807
Bristol-Myers Squibb               1,479,576                 36,619,506
Elan ADR                             216,139(b,c)             3,129,693
Eli Lilly & Co                       146,525                  8,206,865
Johnson & Johnson                    695,513                 46,877,576
Merck & Co                           668,908                 30,381,801
Novartis ADR                         167,811(c)              10,191,162
Pfizer                             4,398,812                117,228,341
Schering-Plough                      433,149                  9,589,919
Teva Pharmaceutical Inds ADR         516,525(c)              17,029,829
                                                           ------------
Total                                                       324,078,499
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Micro Devices               198,458(b)               4,221,202
Freescale Semiconductor Cl A       2,245,369(b)              88,400,177
Freescale Semiconductor Cl B         304,402(b)              11,972,130
Intel                                379,102                  8,090,037
NVIDIA                                     1(b)                      35
                                                           ------------
Total                                                       112,683,581
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (4.1%)
Adobe Systems                         47,510(b)              $1,817,258
Business Objects ADR                 428,037(b,c)            15,854,490
Citrix Systems                       120,790(b)               3,566,929
Microsoft                          3,088,749                 88,677,983
Symantec                           1,662,876(b)              32,991,460
                                                           ------------
Total                                                       142,908,120
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Countrywide Financial                333,239                 12,703,071
-----------------------------------------------------------------------

TOBACCO (2.7%)
Altria Group                         920,247                 74,843,688
Imperial Tobacco Group ADR           268,384(c)              19,146,515
                                                           ------------
Total                                                        93,990,203
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (14.5%)
ALLTEL                             1,731,361                 92,298,855
Hutchison Telecommunications Intl 15,164,210(b,c)            29,210,316
Orascom Telecom Holding GDR          510,760(c)              28,755,788
Sprint Nextel                     11,654,513                217,822,848
Vodafone Group                    49,728,820(c)             128,058,024
Vodafone Group ADR                   443,565(c)              11,466,155
                                                           ------------
Total                                                       507,611,986
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,049,049,161)                                   $3,319,530,201
-----------------------------------------------------------------------

OPTIONS PURCHASED (0.2%)

ISSUER               CONTRACTS    EXERCISE    EXPIRATION       VALUE(a)
                                    PRICE        DATE
PUTS
Google Cl A             2,233        $380      Dec. 2006       $145,145
S&P 500 Index          18,439         123      Dec. 2006        138,293
S&P 500 Index         111,620         125      Dec. 2006      1,395,250
S&P 500 Index           3,447       1,275      Dec. 2006        620,460
S&P 500 Index           1,765       1,350      Mar. 2007      3,988,900
-----------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $43,222,681)                                          $6,288,048
-----------------------------------------------------------------------

MONEY MARKET FUND (5.8%)(e)

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

RiverSource Short-Term
  Cash Fund                      201,759,763(f)            $201,759,763
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $201,759,763)                                       $201,759,763
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,294,031,605)(h)                                $3,527,578,012
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.
(b)   Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 11.0% of net assets.
(d)   At Oct. 31, 2006, security was partially or fully on loan.
(e) Cash collateral received from security lending activity is invested in a money market fund and represents 0.3% of net assets. 5.5% of net assets is the Fund's cash equivalent position.
(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(g) At Oct. 31, 2006, securities valued at $64,026,816 were held to cover open call options written as follows:

                                        EXERCISE    EXPIRATION
      ISSUER              CONTRACTS      PRICE         DATE         VALUE(a)
     -------------------------------------------------------------------------
      Google Cl A           1,344         $420       Dec. 2006     $8,258,880

(h) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $3,294,032,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 369,467,000
      Unrealized depreciation                                     (135,921,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 233,546,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE GROWTH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


                                                           S-6455-80 F (12/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE LARGE CAP EQUITY FUND
                               AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (95.5%)

ISSUER                                           SHARES               VALUE(a)
AEROSPACE & DEFENSE (3.2%)
Boeing                                          863,592        $    68,966,458
DRS Technologies                                 54,712              2,419,365
General Dynamics                                 99,393              7,066,842
Goodrich                                        390,383             17,211,986
Honeywell Intl                                1,430,358             60,246,679
L-3 Communications
  Holdings                                       86,670              6,978,668
Lockheed Martin                                 332,612             28,913,961
Northrop Grumman                                251,219             16,678,429
United Technologies                             378,211             24,856,027
                                                               ---------------
Total                                                              233,338,415
------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                       62,285              4,693,175
------------------------------------------------------------------------------

AIRLINES (--%)
UAL                                              58,606(b)           2,106,300
------------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Goodyear Tire & Rubber                           35,011(b)             536,719
Johnson Controls                                 37,676              3,072,101
                                                               ---------------
Total                                                                3,608,820
------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                      362,383              3,000,531
General Motors                                  108,967(e)           3,805,128
Harley-Davidson                                   1,107                 75,973
                                                               ---------------
Total                                                                6,881,632
------------------------------------------------------------------------------

BEVERAGES (1.6%)
Anheuser-Busch
  Companies                                     148,096              7,022,712
Brown-Forman Cl B                                15,505              1,119,306
Coca-Cola                                       790,111             36,913,986
Coca-Cola Enterprises                            53,097              1,063,533
Constellation Brands Cl A                        40,573(b)           1,115,352
Molson Coors Brewing Cl B                         9,015                641,688
Pepsi Bottling Group                             26,169                827,464
PepsiCo                                       1,113,419             70,635,301
                                                               ---------------
Total                                                              119,339,342
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
BIOTECHNOLOGY (2.4%)
Amgen                                           971,615(b)     $    73,755,294
Biogen Idec                                     825,765(b)          39,306,414
Genentech                                       695,586(b,e)        57,942,314
Gilead Sciences                                  73,318(b)           5,051,610
MedImmune                                        57,939(b)           1,856,366
                                                               ---------------
Total                                                              177,911,998
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard
  Companies                                      59,479              2,634,325
Masco                                           235,214(e)           6,503,667
                                                               ---------------
Total                                                                9,137,992
------------------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
Bank of New York                                282,696              9,716,262
Bear Stearns Companies                           23,192              3,510,109
Charles Schwab                                  154,191              2,809,360
Franklin Resources                              211,969             24,155,987
Goldman Sachs Group                              83,167             15,784,265
KKR Private Equity
  Investors LP Unit                             704,587(b)          15,324,767
Legg Mason                                       60,781              5,471,506
Lehman Brothers Holdings                        432,327             33,652,334
Merrill Lynch & Co                              452,761             39,580,366
Morgan Stanley                                  539,014             41,196,839
Nuveen Investments Cl A                          11,652                574,444
State Street                                    177,955             11,430,050
                                                               ---------------
Total                                                              203,206,289
------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                         42,449              2,957,422
Ashland                                          69,770              4,123,407
Dow Chemical                                    632,966             25,818,683
Eastman Chemical                                112,420              6,848,626
Ecolab                                           34,419              1,560,902
EI du Pont de
  Nemours & Co                                  297,133             13,608,691
Hercules                                         22,378(b)             407,280
Intl Flavors & Fragrances                        15,576                661,668
Monsanto                                        104,573              4,624,218
PPG Inds                                         31,822              2,176,625
Praxair                                          62,103              3,741,706

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
CHEMICALS (CONT.)
Rohm & Haas                                      27,656        $     1,433,134
RPM Intl                                        143,409              2,746,282
Sigma-Aldrich                                    12,787                960,432
                                                               ---------------
Total                                                               71,669,076
------------------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
AmSouth Bancorporation                           65,974              1,993,734
BB&T                                            103,463              4,502,710
Comerica                                         31,251              1,818,496
Commerce Bancorp                                108,166(e)           3,777,157
Compass Bancshares                               24,928              1,402,449
Fifth Third Bancorp                             107,480              4,283,078
First Horizon Natl                               23,879                938,922
Huntington Bancshares                            45,762              1,117,050
Industrial & Commercial
  Bank of China Series H                      2,606,000(b,c)         1,166,160
M&T Bank                                         14,969              1,823,374
Natl City                                       116,529              4,340,705
North Fork Bancorporation                        94,389              2,697,638
PNC Financial Services
  Group                                         212,757             14,899,373
Regions Financial                                87,590              3,324,041
SunTrust Banks                                   70,282              5,551,575
US Bancorp                                      878,093             29,714,667
Wachovia                                        757,552             42,044,136
Wells Fargo & Co                              1,576,580             57,214,088
Zions Bancorporation                             20,552              1,652,381
                                                               ---------------
Total                                                              184,261,734
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Allied Waste Inds                                50,401(b)             612,372
Avery Dennison                                   65,228              4,118,495
Cintas                                           26,309              1,089,193
Equifax                                          15,129                575,356
Robert Half Intl                                 33,003              1,206,260
Waste Management                                104,129              3,902,755
                                                               ---------------
Total                                                               11,504,431
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

1 RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
COMMUNICATIONS EQUIPMENT (2.8%)
3Com                                          2,393,360(b)     $    11,631,730
ADC Telecommunications                          161,117(b)           2,305,584
Alcatel                                          44,493(c)             565,069
Cisco Systems                                 4,763,117(b)         114,934,013
Corning                                         406,648(b)           8,307,819
Juniper Networks                                106,812(b)           1,839,303
Lucent Technologies                           9,751,383(b)          23,695,861
Motorola                                      1,671,357             38,541,492
QUALCOMM                                        187,401              6,819,522
Sonus Networks                                  198,524(b)           1,038,281
                                                               ---------------
Total                                                              209,678,674
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
Apple Computer                                  157,161(b)          12,742,614
Dell                                            474,063(b)          11,533,953
EMC                                           1,545,806(b)          18,936,124
Hewlett-Packard                               1,816,155             70,357,844
Intl Business Machines                          555,742             51,311,659
SanDisk                                          67,630(b)           3,253,003
                                                               ---------------
Total                                                              168,135,197
------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                 18,589              1,514,632
------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                404,588             23,389,232
Capital One Financial                           365,220             28,972,902
SLM                                              78,995              3,845,477
                                                               ---------------
Total                                                               56,207,611
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                             20,076                834,961
Bemis                                            20,699                695,900
Pactiv                                           27,244(b)             840,205
Sealed Air                                       15,619                929,643
Temple-Inland                                   133,537              5,266,699
                                                               ---------------
Total                                                                8,567,408
------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                    33,003              1,502,297
------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                26,961(b)             996,479
------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.9%)
Bank of America                               2,584,532            139,228,739
Chicago Mercantile
  Exchange Holdings                               6,853              3,433,353
CIT Group                                        38,306              1,993,827
Citigroup                                     2,568,645            128,843,233
Consumer Discretionary
  Select Sector
  SPDR Fund                                      59,072              2,198,069
Financial Select Sector
  SPDR Fund                                     203,129(e)           7,202,954
iShares Dow Jones
  US Healthcare Sector
  Index Fund                                          1                     66
JPMorgan Chase & Co                           1,591,070             75,480,361
Moody's                                          45,619              3,024,540
                                                               ---------------
Total                                                              361,405,142
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T                                            595,963        $    20,411,733
BellSouth                                     1,095,587             49,410,974
Chunghwa Telecom ADR                            337,600(c)           6,174,699
Citizens Communications                         205,424              3,011,516
Embarq                                          765,393             37,006,752
France Telecom                                  204,856(c)           5,321,084
Qwest Communications
  Intl                                          481,378(b)           4,154,292
Verizon Communications                        1,673,694             61,926,677
Windstream                                    1,568,441             21,519,011
                                                               ---------------
Total                                                              208,936,738
------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                                 31,708(b)           1,364,395
American Electric Power                          75,901              3,144,578
Edison Intl                                      62,769              2,789,454
Entergy                                         228,324             19,597,049
Exelon                                          481,424             29,838,660
FirstEnergy                                      63,544              3,739,564
FPL Group                                       152,388              7,771,788
Pinnacle West Capital                            19,165                916,279
PPL                                             249,313              8,606,285
Progress Energy                                  48,809              2,245,214
Southern                                        587,587             21,388,167
                                                               ---------------
Total                                                              101,401,433
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.1%)
Cooper Inds Cl A                                 17,356              1,552,494
Emerson Electric                                 75,406              6,364,267
Rockwell Automation                              32,620              2,022,440
                                                               ---------------
Total                                                                9,939,201
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                             71,445(b)           2,543,442
Flextronics Intl                                335,084(b,c)         3,886,975
Tektronix                                        16,001                485,950
                                                               ---------------
Total                                                                6,916,367
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes                                    130,781              9,030,428
BJ Services                                     377,233             11,377,347
Cameron Intl                                     95,796(b)           4,799,380
Halliburton                                     206,540              6,681,569
Natl Oilwell Varco                              113,425(b)           6,850,870
TODCO                                            30,078(b)           1,026,562
Transocean                                       90,485(b)           6,563,782
Weatherford Intl                                316,046(b)          12,983,170
                                                               ---------------
Total                                                               59,313,108
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
CVS                                             630,000             19,769,400
Safeway                                       1,265,244             37,147,563
SYSCO                                           119,161              4,168,252
Wal-Mart Stores                                 744,006             36,664,616
Whole Foods Market                               27,199              1,736,384
                                                               ---------------
Total                                                               99,486,215
------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                          126,327              4,863,590
Cadbury Schweppes                               260,898(c)           2,625,174
Campbell Soup                                   175,171              6,547,892
ConAgra Foods                                    98,415              2,573,552

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
FOOD PRODUCTS (CONT.)
Dean Foods                                       25,716(b)     $     1,077,243
General Mills                                   344,304             19,563,353
Hershey                                          82,054              4,341,477
HJ Heinz                                         63,861              2,692,380
Kellogg                                         796,255             40,059,589
Kraft Foods Cl A                                 79,418              2,731,979
McCormick & Co                                   25,399                949,923
Sara Lee                                        146,442              2,504,158
Tyson Foods Cl A                                 49,751                718,902
WM Wrigley Jr                                    42,239              2,194,316
                                                               ---------------
Total                                                               93,443,528
------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                             8,793                404,126
ONEOK                                           167,067              6,955,000
Peoples Energy                                    7,596                331,869
                                                               ---------------
Total                                                                7,690,995
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Bausch & Lomb                                    51,435              2,753,830
Baxter Intl                                     125,140              5,752,686
Boston Scientific                             4,817,918(b)          76,653,075
Medtronic                                       464,026             22,588,786
St. Jude Medical                                 97,993(b)           3,366,060
Stryker                                          10,187                532,678
                                                               ---------------
Total                                                              111,647,115
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna                                           340,929             14,053,093
Brookdale Senior Living                          28,653              1,378,782
Cardinal Health                                 780,740             51,099,433
Caremark Rx                                      82,246              4,048,971
CIGNA                                           130,267             15,238,634
Coventry Health Care                             30,612(b)           1,437,233
Express Scripts                                  26,539(b)           1,691,065
HCA                                             801,661             40,499,914
Health Management
  Associates Cl A                                46,291                911,933
HealthSouth                                     201,517(b,e)         4,886,792
Humana                                           31,801(b)           1,908,060
Laboratory Corp of
  America Holdings                               24,121(b)           1,652,047
Manor Care                                       14,545                698,015
McKesson                                         57,668              2,888,590
Patterson Companies                              26,770(b)             879,395
Quest Diagnostics                                31,143              1,549,053
Tenet Healthcare                                 93,062(b)             657,018
UnitedHealth Group                            1,082,574             52,807,959
                                                               ---------------
Total                                                              198,285,987
------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                       38,823              1,081,221
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Applebee's Intl                                 222,504              5,077,541
Carnival Unit                                   107,542              5,250,200
Chipotle Mexican Grill Cl A                       4,900(b)             293,510
Chipotle Mexican Grill Cl B                      18,973(b)           1,108,018
Harrah's Entertainment                           48,937              3,637,487
Intl Game Technology                             30,386              1,291,709
Marriott Intl Cl A                              373,781             15,612,833
McDonald's                                      278,624             11,679,919

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

2 RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Orient-Express Hotels
  Series A                                       37,599(c)     $     1,483,281
Pinnacle Entertainment                           53,032(b)           1,604,748
Starbucks                                        64,711(b)           2,442,840
Yum! Brands                                      17,179              1,021,463
                                                               ---------------
Total                                                               50,503,549
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                           22,834              1,194,218
DR Horton                                       254,052              5,952,438
Fortune Brands                                   29,057              2,235,936
Harman Intl Inds                                 12,555              1,285,004
Hovnanian Enterprises Cl A                      119,569(b)           3,688,704
KB HOME                                          15,658                703,671
Leggett & Platt                                  34,804                812,673
Lennar Cl A                                      26,664              1,266,007
Newell Rubbermaid                                53,346              1,535,298
Pulte Homes                                      40,779              1,263,741
Snap-On                                          11,463                539,105
Stanley Works                                    15,590                742,864
Whirlpool                                        15,069              1,309,948
                                                               ---------------
Total                                                               22,529,607
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.5%)
Clorox                                           29,122              1,880,116
Colgate-Palmolive                               743,324             47,550,436
Kimberly-Clark                                   88,274              5,871,986
Procter & Gamble                              1,597,566            101,269,709
Spectrum Brands                               2,607,616(b,e)        25,346,028
                                                               ---------------
Total                                                              181,918,275
------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                             127,427(b)           2,802,120
Constellation Energy Group                       34,612              2,159,789
Dynegy Cl A                                      74,684(b)             454,079
TXU                                              88,885              5,611,309
                                                               ---------------
Total                                                               11,027,297
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
3M                                              191,536             15,100,698
General Electric                              5,118,539            179,711,904
Tyco Intl                                       362,216(c)          10,660,017
                                                               ---------------
Total                                                              205,472,619
------------------------------------------------------------------------------

INSURANCE (4.7%)
ACE                                             837,836(c)          47,966,111
AFLAC                                           311,284             13,982,877
Allied World Assurance
  Holdings                                       99,545(b,c)         4,156,999
American Intl Group                           2,465,742            165,623,891
Aon                                             331,496             11,532,746
Arch Capital Group                              102,455(b,c)         6,586,832
Aspen Insurance Holdings                        353,787(c)           8,780,993
Chubb                                           136,050              7,231,058
Endurance Specialty
  Holdings                                      135,893(c)           4,844,585
Hartford Financial
  Services Group                                330,651             28,822,848
Max Re Capital                                  497,287(c)          11,576,841
Natl Financial Partners                          15,821                623,347
Prudential Financial                            346,646             26,667,477
XL Capital Cl A                                  75,543(c)           5,329,559
                                                               ---------------
Total                                                              343,726,164
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                       60,186(b)     $     2,292,485
Liberty Media - Interactive
  Cl A                                          316,969(b,h)         6,995,506
                                                               ---------------
Total                                                                9,287,991
------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Baidu.com ADR                                    28,736(b,c)         2,508,078
eBay                                            314,165(b)          10,094,121
Google Cl A                                     229,945(b,i)       109,543,499
Yahoo!                                          594,777(b)          15,666,426
                                                               ---------------
Total                                                              137,812,124
------------------------------------------------------------------------------

IT SERVICES (1.3%)
Affiliated Computer
  Services Cl A                                 194,649(b)          10,409,829
Automatic Data
  Processing                                    359,667             17,781,936
BearingPoint                                  1,109,206(b)           9,239,686
Electronic Data Systems                       1,032,622             26,156,315
First Data                                      947,960             22,988,030
Fiserv                                            6,384(b)             315,370
Ness Technologies                               106,922(b,c)         1,580,307
Paychex                                          66,645              2,631,145
Satyam Computer
  Services ADR                                   63,900(c,e)         1,412,829
Unisys                                           67,596(b)             442,078
Western Union                                    69,389(b)           1,530,027
                                                               ---------------
Total                                                               94,487,552
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                    55,340              1,350,296
Mattel                                          134,222              3,037,444
                                                               ---------------
Total                                                                4,387,740
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Fisher Scientific Intl                           23,969(b)           2,052,226
PerkinElmer                                     238,862              5,102,092
                                                               ---------------
Total                                                                7,154,318
------------------------------------------------------------------------------

MACHINERY (0.9%)
Caterpillar                                     331,476             20,123,908
Danaher                                          45,971              3,299,339
Deere & Co                                      123,381             10,503,425
Dover                                            40,196              1,909,310
Flowserve                                       158,337(b)           8,391,861
Illinois Tool Works                              57,059              2,734,838
Ingersoll-Rand Cl A                              65,919(c)           2,419,886
ITT                                              68,752              3,739,421
Navistar Intl                                    12,606(b)             349,564
Parker Hannifin                                 135,722             11,350,431
                                                               ---------------
Total                                                               64,821,983
------------------------------------------------------------------------------

MEDIA (7.8%)
Cablevision Systems Cl A                        336,508              9,351,557
CBS Cl B                                            762                 22,052
Clear Channel
  Communications                                 83,306              2,903,214
Comcast Cl A                                  1,165,258(b)          47,391,043
Comcast Special Cl A                            578,680(b)          23,424,966
EchoStar
  Communications Cl A                           179,927(b)           6,391,007
Liberty Global Cl A                           1,260,969(b)          33,087,827
Liberty Global Series C                         553,234(b)          14,068,741

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
MEDIA (CONT.)
Liberty Media - Capital
  Series A                                       63,390(b,h)   $     5,645,513
News Corp Cl A                                3,580,924             74,662,265
NTL                                           8,676,803            234,533,985
Time Warner                                   1,564,243             31,300,502
Viacom Cl B                                     957,267(b)          37,256,832
Vivendi                                       1,242,799(c)          47,065,805
Walt Disney                                     519,756(e)          16,351,524
WorldSpace Cl A                                 293,619(b,e)           986,560
                                                               ---------------
Total                                                              584,443,393
------------------------------------------------------------------------------

METALS & MINING (0.7%)
Alcan                                            39,844(c)           1,877,051
Alcoa                                           264,723              7,653,142
Allegheny Technologies                           19,379              1,525,709
Coeur d'Alene Mines                           2,928,568(b)          14,349,983
Freeport-McMoRan
  Copper & Gold Cl B                             37,988              2,297,514
Newmont Mining                                  307,744             13,931,571
Nucor                                            59,398              3,469,437
Phelps Dodge                                     39,298              3,944,733
United States Steel                              23,710              1,602,796
                                                               ---------------
Total                                                               50,651,936
------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Dollar General                                   59,954                841,155
Federated Department
  Stores                                        314,010             13,788,179
JC Penney                                       243,441             18,314,066
Kohl's                                           64,701(b)           4,567,891
Target                                          755,490             44,709,898
                                                               ---------------
Total                                                               82,221,189
------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Ameren                                           39,662              2,145,714
CenterPoint Energy                               60,064                929,791
CMS Energy                                       43,754(b)             651,497
Consolidated Edison                              47,483              2,295,803
Dominion Resources                              332,173             26,902,691
DTE Energy                                       34,246              1,555,796
Duke Energy                                     241,396              7,637,769
KeySpan                                          33,720              1,368,358
NiSource                                         52,557              1,223,001
PG&E                                             67,056              2,892,796
Public Service Enterprise
  Group                                          48,495              2,960,620
Sempra Energy                                    50,323              2,669,132
TECO Energy                                      41,247                680,163
Xcel Energy                                     337,897              7,457,387
                                                               ---------------
Total                                                               61,370,518
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.2%)
Anadarko Petroleum                              151,337              7,025,064
BP ADR                                           37,385(c)           2,508,534
Chesapeake Energy                               422,239             13,697,433
Chevron                                       1,323,142             88,915,142
ConocoPhillips                                1,212,416             73,035,940
CONSOL Energy                                    35,692              1,263,140
Devon Energy                                    107,916              7,213,105
El Paso                                         126,242              1,729,515
Exxon Mobil                                   3,671,489            262,217,745

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

3 RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Kinder Morgan                                    20,469        $     2,151,292
Newfield Exploration                            199,651(b)           8,143,764
Occidental Petroleum                            246,180             11,555,689
Royal Dutch Shell ADR                            56,441(c,e)         3,929,422
Sunoco                                           39,768              2,629,858
Total                                           389,238(c)          26,356,496
Valero Energy                                   145,941              7,637,093
Williams Companies                              112,222              2,741,583
XTO Energy                                       99,552              4,645,096
                                                               ---------------
Total                                                              527,395,911
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                         261,230              5,462,319
Intl Paper                                      321,230             10,713,021
Louisiana-Pacific                                20,776                410,949
MeadWestvaco                                     34,904                960,558
Weyerhaeuser                                    210,294             13,372,596
                                                               ---------------
Total                                                               30,919,443
------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                                   15,409                782,931
Avon Products                                    86,247              2,622,771
Estee Lauder Companies
  Cl A                                           24,889              1,005,267
                                                               ---------------
Total                                                                4,410,969
------------------------------------------------------------------------------

PHARMACEUTICALS (6.7%)
AstraZeneca                                     573,286(c)          33,877,989
Bristol-Myers Squibb                          2,368,178             58,612,407
Elan ADR                                        151,363(b,c)         2,191,736
Eli Lilly & Co                                  415,322             23,262,185
GlaxoSmithKline ADR                              83,077(c)           4,423,850
Johnson & Johnson                               701,630             47,289,862
Merck & Co                                    1,184,441             53,797,310
Novartis ADR                                    393,321(c)          23,886,384
Pfizer                                        6,617,817            176,364,824
Roche Holding                                    31,006(c)           5,426,050
Schering-Plough                               1,113,718(g)          24,657,717
Teva Pharmaceutical
  Inds ADR                                      500,120(c)          16,488,956
Watson Pharmaceuticals                          252,451(b)           6,793,456
Wyeth                                           326,944             16,683,952
                                                               ---------------
Total                                                              493,756,678
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
  Management Cl A                               106,282              6,092,084
Archstone-Smith Trust                            41,276              2,485,228
Boston Properties                                22,019              2,352,290
Equity Office Properties
  Trust                                         235,066              9,990,305
Equity Residential                               56,053              3,061,054
HomeBanc                                        704,394              3,698,069
Kimco Realty                                     41,726              1,853,886
Plum Creek Timber                                34,527              1,240,900
ProLogis                                         47,222              2,987,736
Public Storage                                   23,360              2,095,626
Vornado Realty Trust                             23,480              2,799,990
                                                               ---------------
Total                                                               38,657,168
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
ROAD & RAIL (0.1%)
Avis Budget Group                                 5,601        $       110,852
CSX                                             103,950              3,707,897
Norfolk Southern                                110,815              5,825,544
                                                               ---------------
Total                                                                9,644,293
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                          558,381(b)          11,876,764
Agere Systems                                   151,697(b)           2,575,815
ASML Holding                                     48,671(b,c)         1,111,646
Broadcom Cl A                                   257,789(b)           7,803,273
Credence Systems                                172,282(b)             554,748
Cypress Semiconductor                           399,111(b)           6,701,074
Freescale Semiconductor
  Cl A                                        1,874,883(b)          73,814,143
Freescale Semiconductor
  Cl B                                          407,641(b)          16,032,521
Infineon Technologies                           230,565(b,c)         2,807,558
Infineon Technologies ADR                       352,390(b,c)         4,285,062
Intel                                         1,873,273             39,975,645
LSI Logic                                        86,072(b)             865,024
Maxim Integrated Products                       108,757              3,263,798
NVIDIA                                           67,584(b)           2,356,654
Texas Instruments                               234,933              7,090,278
Verigy                                            8,747(b,c)           146,956
                                                               ---------------
Total                                                              181,260,959
------------------------------------------------------------------------------

SOFTWARE (3.3%)
Adobe Systems                                   202,971(b)           7,763,641
BEA Systems                                      74,587(b)           1,213,530
Business Objects ADR                            384,828(b,c)        14,254,029
Cadence Design Systems                          622,845(b)          11,124,012
Citrix Systems                                  263,673(b)           7,786,264
Cognos                                           82,858(b,c)         3,022,660
Compuware                                       634,283(b)           5,099,635
Electronic Arts                                  28,471(b)           1,505,831
McAfee                                           50,281(b)           1,454,629
Mercury Interactive                             131,786(b)           6,844,965
Microsoft                                     4,566,805            131,112,972
Oracle                                          708,469(b)          13,085,422
Symantec                                      1,694,505(b)          33,618,979
TIBCO Software                                  790,347(b)           7,310,710
                                                               ---------------
Total                                                              245,197,279
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.8%)
AutoNation                                       30,280(b)             607,114
AutoZone                                         10,163(b)           1,138,256
Circuit City Stores                              11,499                310,243
Gap                                             433,996              9,122,596
Home Depot                                      539,297             20,131,957
Lowe's Companies                                376,948             11,361,213
Office Depot                                     54,574(b)           2,291,562
OfficeMax                                        14,724                700,568
RadioShack                                       26,797                478,058
Ross Stores                                      46,318              1,363,139
Sherwin-Williams                                 21,709              1,285,824
Staples                                         139,962              3,609,620
Tiffany & Co                                     84,239              3,009,017
TJX Companies                                   172,777              5,001,894
                                                               ---------------
Total                                                               60,411,061
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Jones Apparel Group                              22,278        $       744,085
Liz Claiborne                                    19,876                838,171
Nike Cl B                                        36,902              3,390,556
VF                                               17,097              1,299,543
                                                               ---------------
Total                                                                6,272,355
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Countrywide Financial                         1,678,801             63,995,895
Fannie Mae                                      570,835             33,827,682
Freddie Mac                                     422,468             29,146,067
Washington Mutual                                92,701              3,921,252
                                                               ---------------
Total                                                              130,890,896
------------------------------------------------------------------------------

TOBACCO (2.1%)
Altria Group                                  1,648,355            134,060,712
Imperial Tobacco Group
  ADR                                           187,950(c)          13,408,353
Reynolds American                                33,024              2,085,796
UST                                              30,984              1,659,503
                                                               ---------------
Total                                                              151,214,364
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (6.9%)
ALLTEL                                        1,926,980            102,727,304
Hutchison
  Telecommunications
  Intl                                       11,894,790(b,c)        22,912,541
Orascom Telecom
  Holding GDR                                   357,508(c)          20,127,700
Sprint Nextel                                12,342,786            230,686,669
Vodafone Group                               43,179,431(c)         111,192,516
Vodafone Group ADR                              696,681(c)          18,009,204
                                                               ---------------
Total                                                              505,655,934
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $6,354,204,502)                                         $ 7,031,312,117
------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)

                                     EXERCISE      EXPIRATION
ISSUER                 CONTRACTS      PRICE           DATE            VALUE(a)
PUTS
Google Cl A                1,670       $  380      Dec. 2006   $       108,550
S&P 500 Index              8,622          123      Dec. 2006            64,665
S&P 500 Index             84,207          125      Dec. 2006         1,052,588
S&P 500 Index              1,278        1,350      Mar. 2007         2,888,280
------------------------------------------------------------------------------
TOTAL OPTIONS PURCHASED
(Cost: $26,339,620)                                            $     4,114,083
------------------------------------------------------------------------------

MONEY MARKET FUND (5.3%)(f)

                                                 SHARES               VALUE(a)
RiverSource Short-Term
  Cash Fund                                 390,376,914(d)     $   390,376,914
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $390,376,914)                                           $   390,376,914
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,770,921,036)(j)                                      $ 7,425,803,114
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

4 RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 6.9% of net assets.

(d) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(e)   At Oct. 31, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in a money market fund and represents 0.5% of net assets. 4.8% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------

      PURCHASE CONTRACTS
      S&P 500 Index, Dec. 2006                                             159

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) At Oct. 31, 2006, securities valued at $49,544,560 were held to cover open call options written as follows:

                                       EXERCISE     EXPIRATION
      ISSUER            CONTRACTS       PRICE          DATE           VALUE(a)
      ------------------------------------------------------------------------

      Google Cl A         1,040          $420       Dec. 2006       $6,390,800

(j) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $6,770,921,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


      Unrealized appreciation                                    $ 781,521,000
      Unrealized depreciation                                     (126,639,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 654,882,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

5 RIVERSOURCE LARGE CAP EQUITY FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                             S-6244-80 F (12/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE LARGE CAP VALUE FUND
                               AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.2%)

ISSUER                                           SHARES               VALUE(a)
AEROSPACE & DEFENSE (3.9%)
Boeing                                            5,658        $       451,848
DRS Technologies                                  2,227                 98,478
General Dynamics                                  4,036                286,960
Goodrich                                          9,088                400,690
Honeywell Intl                                   21,611                910,255
L-3 Communications Holdings                       1,260                101,455
Lockheed Martin                                   7,539                655,365
Northrop Grumman                                 10,227                678,971
United Technologies                               5,277                346,804
                                                               ---------------
Total                                                                3,930,826
------------------------------------------------------------------------------

BEVERAGES (0.9%)
Coca-Cola                                         6,277                293,261
PepsiCo                                           9,006                571,341
                                                               ---------------
Total                                                                  864,602
------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Amgen                                             1,372(b)             104,149
Biogen Idec                                       3,096(b)             147,369
                                                               ---------------
Total                                                                  251,518
------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
American Standard
  Companies                                       2,421                107,226
Masco                                             9,576                264,776
                                                               ---------------
Total                                                                  372,002
------------------------------------------------------------------------------

CAPITAL MARKETS (4.2%)
Bank of New York                                 11,647                400,307
Franklin Resources                                2,243                255,612
KKR Private Equity
  Investors LP Unit                               6,910(b)             150,293
Legg Mason                                          995                 89,570
Lehman Brothers Holdings                         13,418              1,044,457
Merrill Lynch & Co                               11,506              1,005,855
Morgan Stanley                                   13,568              1,037,002
State Street                                      3,400                218,382
                                                               ---------------
Total                                                                4,201,478
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
CHEMICALS (1.5%)
Ashland                                           2,338        $       138,176
Dow Chemical                                     18,189                741,928
Eastman Chemical                                  3,931                239,477
EI du Pont de Nemours & Co                        4,860                222,588
RPM Intl                                          5,838                111,798
                                                               ---------------
Total                                                                1,453,967
------------------------------------------------------------------------------

COMMERCIAL BANKS (3.6%)
Commerce Bancorp                                  2,940                102,665
Industrial and Commercial
  Bank of China Series H                         53,000(b,c)            23,717
PNC Financial Services Group                      6,352                444,831
US Bancorp                                       21,784                737,171
Wachovia                                         15,826                878,343
Wells Fargo & Co                                 37,812              1,372,196
                                                               ---------------
Total                                                                3,558,923
------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Avery Dennison                                    2,656                167,700
------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
3Com                                             29,978(b)             145,693
ADC Telecommunications                            3,412(b)              48,826
Alcatel                                           1,757(c)              22,314
Cisco Systems                                    18,065(b)             435,908
Corning                                           2,248(b)              45,927
Lucent Technologies                              80,981(b)             196,784
Motorola                                         13,679                315,438
                                                               ---------------
Total                                                                1,210,890
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.3%)
EMC                                              18,823(b)             230,582
Hewlett-Packard                                  25,268                978,882
Intl Business Machines                           11,348              1,047,761
                                                               ---------------
Total                                                                2,257,225
------------------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
American Express                                  6,943                401,375
Capital One Financial                            12,464                988,769
                                                               ---------------
Total                                                                1,390,144
------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Temple-Inland                                     4,576                180,477
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
DIVERSIFIED FINANCIAL SERVICES (8.9%)
Bank of America                                  71,130        $     3,831,774
Citigroup                                        65,866              3,303,839
JPMorgan Chase & Co                              37,587              1,783,127
                                                               ---------------
Total                                                                8,918,740
------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
AT&T                                             18,215                623,864
BellSouth                                        38,058              1,716,416
Chunghwa Telecom ADR                             11,652(c)             213,123
Citizens Communications                           8,363                122,602
Embarq                                            4,105                198,477
Verizon Communications                           50,750              1,877,750
Windstream                                       15,813                216,954
                                                               ---------------
Total                                                                4,969,186
------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Entergy                                           7,661                657,544
Exelon                                           14,348                889,289
FPL Group                                         3,032                154,632
PPL                                               7,151                246,853
Southern                                         18,071                657,784
                                                               ---------------
Total                                                                2,606,102
------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Flextronics Intl                                  9,370(b,c)           108,692
------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes                                      1,420                 98,051
BJ Services                                       6,461                194,864
Cameron Intl                                      3,900(b)             195,390
Halliburton                                       8,428                272,646
Natl Oilwell Varco                                1,539(b)              92,956
TODCO                                             1,224(b)              41,775
Transocean                                        2,821(b)             204,635
Weatherford Intl                                  8,746(b)             359,285
                                                               ---------------
Total                                                                1,459,602
------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
CVS                                              10,101                316,969
Safeway                                          13,585                398,856
Wal-Mart Stores                                  13,159                648,476
                                                               ---------------
Total                                                                1,364,301
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

1  RIVERSOURCE LARGE CAP VALUE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
FOOD PRODUCTS (1.5%)
Cadbury Schweppes                                10,634(c)     $       107,000
Campbell Soup                                     5,179                193,591
General Mills                                     7,410                421,036
Hershey                                           1,963                103,862
Kellogg                                          11,373                572,176
Kraft Foods Cl A                                  3,233                111,215
                                                               ---------------
Total                                                                1,508,880
------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                             6,791                282,709
------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Bausch & Lomb                                     2,094                112,113
Baxter Intl                                       5,080                233,528
Boston Scientific                                37,249(b)             592,631
                                                               ---------------
Total                                                                  938,272
------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.5%)
Aetna                                             9,575                394,682
Brookdale Senior Living                           1,164                 56,012
Cardinal Health                                   6,956                455,269
CIGNA                                             3,365                393,638
UnitedHealth Group                                3,409                166,291
                                                               ---------------
Total                                                                1,465,892
------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Applebee's Intl                                   4,263                 97,282
Carnival Unit                                     1,240                 60,537
Chipotle Mexican Grill Cl B                         436(b)              25,460
Marriott Intl Cl A                                8,111                338,796
McDonald's                                        6,513                273,025
                                                               ---------------
Total                                                                  795,100
------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
DR Horton                                         8,198                192,079
Hovnanian Enterprises Cl A                        4,854(b)             149,746
                                                               ---------------
Total                                                                  341,825
------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                 6,019                385,035
Procter & Gamble                                  5,977                378,882
Spectrum Brands                                  46,089(b)             447,986
                                                               ---------------
Total                                                                1,211,903
------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
3M                                                5,449                429,599
General Electric                                 54,427              1,910,932
Tyco Intl                                        14,748(c)             434,034
                                                               ---------------
Total                                                                2,774,565
------------------------------------------------------------------------------

INSURANCE (6.8%)
ACE                                              14,843(c)             849,762
AFLAC                                             5,610                252,001
Allied World Assurance
  Holdings                                        3,007(b,c)           125,572
American Intl Group                              44,234              2,971,199
Aon                                               8,762                304,830
Arch Capital Group                                1,689(b,c)           108,586
Aspen Insurance Holdings                          6,479(c)             160,809
Chubb                                             5,539                294,398
Endurance Specialty
  Holdings                                        4,789(c)             170,728
Hartford Financial
  Services Group                                  8,796                766,747

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
INSURANCE (CONT.)
Max Re Capital                                    6,933(c)     $       161,400
Prudential Financial                              4,690                360,802
XL Capital Cl A                                   3,075(c)             216,941
                                                               ---------------
Total                                                                6,743,775
------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Liberty Media -  Interactive Cl A                12,904(b,d)           284,791
------------------------------------------------------------------------------

IT SERVICES (1.2%)
Affiliated Computer
  Services Cl A                                   5,726(b)             306,226
Automatic Data Processing                         7,695                380,441
Electronic Data Systems                          12,196                308,925
First Data                                        6,797                164,827
                                                               ---------------
Total                                                                1,160,419
------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel                                            5,464                123,650
------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (--%)
PerkinElmer                                       2,246                 47,975
------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                       6,381                387,390
Deere & Co                                        2,829                240,832
Flowserve                                           859(b)              45,527
Illinois Tool Works                               2,317                111,054
Ingersoll-Rand Cl A                               2,676(c)              98,236
ITT                                               2,799                152,238
Parker Hannifin                                   2,587                216,351
                                                               ---------------
Total                                                                1,251,628
------------------------------------------------------------------------------

MEDIA (6.8%)
Cablevision Systems Cl A                          1,918                 53,301
Clear Channel
  Communications                                  1,544                 53,808
Comcast Cl A                                     16,175(b)             657,837
Comcast Special Cl A                             23,584(b)             954,680
EchoStar Communications
  Cl A                                            6,388(b)             226,902
Liberty Global Cl A                               3,962(b)             103,963
Liberty Global Series C                           3,342(b)              84,987
Liberty Media - Capital
  Series A                                        2,581(b,d)           229,864
News Corp Cl A                                   42,780                891,963
NTL                                              36,671                991,218
Time Warner                                      44,050                881,441
Viacom Cl B                                      18,911(b)             736,016
Vivendi                                          11,259(c)             426,387
Walt Disney                                      14,825                466,395
                                                               ---------------
Total                                                                6,758,762
------------------------------------------------------------------------------

METALS & MINING (0.2%)
Alcan                                             1,622(c)              76,412
Alcoa                                             3,978                115,004
                                                               ---------------
Total                                                                  191,416
------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Federated Department
  Stores                                          4,815                211,427
JC Penney                                         4,391                330,335
Target                                           13,590                804,256
                                                               ---------------
Total                                                                1,346,018
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
MULTI-UTILITIES (1.1%)
Dominion Resources                               10,755        $       871,047
Xcel Energy                                      10,572                233,324
                                                               ---------------
Total                                                                1,104,371
------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.6%)
Anadarko Petroleum                                6,161                285,994
BP ADR                                            1,520(c)             101,992
Chesapeake Energy                                 9,826                318,755
Chevron                                          28,218              1,896,250
ConocoPhillips                                   30,392              1,830,814
Devon Energy                                      4,386                293,160
Exxon Mobil                                      58,597              4,184,998
Newfield Exploration                              3,753(b)             153,085
Royal Dutch Shell ADR                             2,295(c)             159,778
Total                                             4,647(c)             314,663
XTO Energy                                        2,246                104,798
                                                               ---------------
Total                                                                9,644,287
------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Bowater                                          10,619                222,043
Intl Paper                                        9,512                317,225
Weyerhaeuser                                      6,630                421,602
                                                               ---------------
Total                                                                  960,870
------------------------------------------------------------------------------

PHARMACEUTICALS (4.5%)
Bristol-Myers Squibb                             31,510                779,873
GlaxoSmithKline ADR                               3,378(c)             179,879
Merck & Co                                       12,407                563,526
Novartis ADR                                      5,832(c)             354,177
Pfizer                                           72,841              1,941,212
Schering-Plough                                  16,599                367,502
Watson Pharmaceuticals                            5,508(b)             148,220
Wyeth                                             3,363                171,614
                                                               ---------------
Total                                                                4,506,003
------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
Apartment Investment &
  Management Cl A                                 3,563                204,231
Equity Office Properties Trust                    9,569                406,682
HomeBanc                                          6,314                 33,149
                                                               ---------------
Total                                                                  644,062
------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Advanced Micro Devices                            9,985(b)             212,381
Agere Systems                                     6,175(b)             104,852
Broadcom Cl A                                     3,498(b)             105,884
Credence Systems                                  6,852(b)              22,063
Cypress Semiconductor                            16,248(b)             272,804
Freescale
  Semiconductor Cl A                             10,502(b)             413,464
Freescale
  Semiconductor Cl B                              2,498(b)              98,246
Infineon Technologies                             4,098(b,c)            49,901
Infineon Technologies ADR                        14,327(b,c)           174,216
Intel                                            18,979                405,012
                                                               ---------------
Total                                                                1,858,823
------------------------------------------------------------------------------

SOFTWARE (2.4%)
Cadence Design Systems                           25,338(b)             452,537
Cognos                                            1,423(b,c)            51,911
Compuware                                        25,821(b)             207,601
McAfee                                            2,047(b)              59,220
Microsoft                                        36,931              1,060,288

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

2  RIVERSOURCE LARGE CAP VALUE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
SOFTWARE (CONT.)
Oracle                                            6,233(b)     $       115,124
Symantec                                         11,641(b)             230,957
TIBCO Software                                   19,880(b)             183,890
                                                               ---------------
Total                                                                2,361,528
------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Gap                                              10,984                230,884
Home Depot                                        5,767                215,282
Lowe's Companies                                  3,353                101,059
                                                               ---------------
Total                                                                  547,225
------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.2%)
Countrywide Financial                            32,815              1,250,908
Fannie Mae                                       15,629                926,175
Freddie Mac                                      11,764                811,598
Washington Mutual                                 3,761                159,090
                                                               ---------------
Total                                                                3,147,771
------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                           SHARES               VALUE(a)
TOBACCO (2.0%)
Altria Group                                     24,494        $     1,992,097
------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
ALLTEL                                           11,893                634,016
Sprint Nextel                                    74,864              1,399,208
Vodafone Group ADR                               15,637(c)             404,216
                                                               ---------------
Total                                                                2,437,440
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $83,373,054)                                            $    95,698,432
------------------------------------------------------------------------------

MONEY MARKET FUND (3.6%)

                                                 SHARES               VALUE(a)
RiverSource Short-Term  Cash Fund             3,592,250(e)     $     3,592,250
------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $3,592,250)                                             $     3,592,250
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $86,965,304)(f)                                         $    99,290,682
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2006.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 5.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $86,965,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $    13,770,000
      Unrealized depreciation                                       (1,445,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                              $    12,325,000
      -------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

3  RIVERSOURCE LARGE CAP VALUE FUND - PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                             S-6246-80 F (12/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Large Cap Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 28, 2006